Financing instruments payable - Debt securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	R$ 4,137,786	R$ 0
Debentures	169,094	335,250
Total	4,306,880	335,250
Current	169,094	204,731
Non- Current	4,137,786	130,519
0-1 year
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	0	0
Debentures	169,094	204,731
Total	169,094	204,731
From 1 to 5 years
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bond	4,137,786	0
Debentures	0	130,519
Total	R$ 4,137,786	R$ 130,519